Property Plant and Equipment (Tables)	12 Months Ended
Jan. 01, 2012
Property Plant And Equipment [Abstract]
Property, plant and equipment at cost and accumulated depreciation

(Dollars in Millions)	2011	2010
Land and land improvements	$754	738
Buildings and building equipment	9,389	9,079
Machinery and equipment	19,182	18,032
Construction in progress	2,504	2,577

Total property, plant and equipment, gross	$31,829	30,426
Less accumulated depreciation	17,090	15,873

Total property, plant and equipment, net	$14,739	14,553